UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Courtney R. Taylor
American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

June 30, 2012
unaudited

Short-term securities — 99.98%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 52.96%
Federal Home Loan Bank 7/2/2012	0.06%	$100,500	$100,500
Federal Home Loan Bank 7/5/2012	0.07	100,000	99,999
Federal Home Loan Bank 7/6/2012	0.11	454,700	454,693
Federal Home Loan Bank 7/11/2012	0.09	170,000	169,995
Federal Home Loan Bank 7/13/2012	0.10	325,000	324,988
Federal Home Loan Bank 7/18/2012	0.09	91,300	91,296
Federal Home Loan Bank 7/20/2012	0.08	343,200	343,182
Federal Home Loan Bank 7/23/2012	0.11	20,000	19,999
Federal Home Loan Bank 7/25/2012	0.10	355,400	355,377
Federal Home Loan Bank 7/27/2012	0.11	180,000	179,986
Federal Home Loan Bank 7/31/2012	0.09	117,000	116,993
Federal Home Loan Bank 8/1/2012	0.09	185,200	185,188
Federal Home Loan Bank 8/2/2012	0.08	30,900	30,898
Federal Home Loan Bank 8/3/2012	0.09	297,220	297,200
Federal Home Loan Bank 8/6/2012	0.07	100,000	99,993
Federal Home Loan Bank 8/8/2012	0.08	451,000	450,959
Federal Home Loan Bank 8/10/2012	0.12	250,000	249,976
Federal Home Loan Bank 8/15/2012	0.10	100,000	99,987
Federal Home Loan Bank 8/17/2012	0.11	263,500	263,465
Federal Home Loan Bank 8/21/2012	0.10	50,000	49,993
Federal Home Loan Bank 8/22/2012	0.11	400,162	400,116
Federal Home Loan Bank 8/24/2012	0.11	225,000	224,971
Federal Home Loan Bank 8/29/2012	0.11	375,076	375,035
Federal Home Loan Bank 8/31/2012	0.10	267,483	267,451
Federal Home Loan Bank 2/26/2013	0.18	50,000	49,932
Fannie Mae 7/3/2012	0.05	95,000	95,000
Fannie Mae 7/10/2012	0.09	150,000	149,996
Fannie Mae 7/11/2012	0.09	100,000	99,997
Fannie Mae 7/16/2012	0.08	73,300	73,297
Fannie Mae 7/17/2012	0.07	100,000	99,997
Fannie Mae 7/18/2012	0.07	50,000	49,998
Fannie Mae 7/23/2012	0.10	150,000	149,991
Fannie Mae 7/25/2012	0.10	162,440	162,429
Fannie Mae 7/31/2012	0.10	100,000	99,994
Fannie Mae 8/1/2012	0.07	100,000	99,994
Fannie Mae 8/15/2012	0.11	162,150	162,129
Fannie Mae 8/20/2012	0.10	75,000	74,992
Fannie Mae 8/21/2012	0.10	195,000	194,977
Fannie Mae 8/22/2012	0.11	121,584	121,570
Fannie Mae 8/24/2012	0.10	50,000	49,994
Fannie Mae 8/27/2012	0.12	100,000	99,987
Fannie Mae 8/28/2012	0.12	100,000	99,985
Fannie Mae 8/29/2012	0.11	100,000	99,989
Fannie Mae 9/5/2012	0.12	150,000	149,963
Fannie Mae 9/7/2012	0.12	100,000	99,974
Fannie Mae 10/16/2012	0.13	65,000	64,977
Freddie Mac 7/9/2012	0.08	151,291	151,288
Freddie Mac 7/10/2012	0.12	50,000	49,999
Freddie Mac 7/16/2012	0.08	95,000	94,996
Freddie Mac 7/23/2012	0.07	140,000	139,994
Freddie Mac 7/30/2012	0.07	101,620	101,614
Freddie Mac 8/13/2012	0.12	25,000	24,997
Freddie Mac 8/20/2012	0.11	196,375	196,354
Freddie Mac 8/21/2012	0.10	46,000	45,994
Freddie Mac 9/4/2012	0.09	75,500	75,489
Freddie Mac 9/11/2012	0.10	100,000	99,983
Freddie Mac 9/12/2012	0.10	100,000	99,983
Freddie Mac 9/25/2012	0.12	50,000	49,988
Freddie Mac 9/26/2012	0.12	75,000	74,983
Freddie Mac 10/5/2012	0.12	50,000	49,986
Freddie Mac 10/16/2012	0.14	100,000	99,965
Freddie Mac 10/25/2012	0.13	50,000	49,980
Freddie Mac 10/29/2012	0.15	65,000	64,972
Freddie Mac 11/13/2012	0.16	22,500	22,488
Freddie Mac 1/14/2013	0.14	50,000	49,949
Federal Farm Credit Banks 7/2/2012	0.10	20,000	20,000
Federal Farm Credit Banks 7/9/2012	0.07	25,000	25,000
Federal Farm Credit Banks 7/11/2012	0.07	25,000	24,999
Federal Farm Credit Banks 7/12/2012	0.06	100,000	99,998
Federal Farm Credit Banks 7/26/2012	0.09	50,000	49,997
Federal Farm Credit Banks 7/27/2012	0.06	25,000	24,999
Federal Farm Credit Banks 8/13/2012	0.10	20,000	19,997
Federal Farm Credit Banks 1/8/2013	0.14	25,000	24,976
Tennessee Valley Authority 7/5/2012	0.09	25,000	25,000
Tennessee Valley Authority 7/26/2012	0.07	50,000	49,997
Tennessee Valley Authority 8/2/2012	0.08	140,000	139,990
Tennessee Valley Authority 8/9/2012	0.08	50,000	49,996
			9,699,353

U.S. TREASURIES — 40.43%
U.S. Treasury Bills 7/5/2012	0.06	425,000	424,998
U.S. Treasury Bills 7/12/2012	0.06	200,000	199,999
U.S. Treasury Bills 7/19/2012	0.08	605,400	605,381
U.S. Treasury Bills 7/26/2012	0.06	550,000	549,979
U.S. Treasury Bills 8/2/2012	0.08	275,000	274,988
U.S. Treasury Bills 8/9/2012	0.10	546,300	546,272
U.S. Treasury Bills 8/16/2012	0.09	472,700	472,657
U.S. Treasury Bills 8/23/2012	0.11	577,500	577,455
U.S. Treasury Bills 8/30/2012	0.11	300,000	300,000
U.S. Treasury Bills 9/6/2012	0.11	403,700	403,652
U.S. Treasury Bills 9/13/2012	0.11	506,900	506,824
U.S. Treasury Bills 9/20/2012	0.12	335,700	335,650
U.S. Treasury Bills 10/4/2012	0.14	502,700	502,594
U.S. Treasury Bills 10/11/2012	0.13	378,700	378,598
U.S. Treasury Bills 10/18/2012	0.13	500,000	499,825
U.S. Treasury Bills 10/25/2012	0.14	200,000	199,932
U.S. Treasury Bills 11/1/2012	0.14	100,000	99,964
U.S. Treasury Bills 11/8/2012	0.14	300,000	299,874
U.S. Treasury Bills 11/15/2012	0.15	75,000	74,968
U.S. Treasury Bills 12/20/2012	0.14	150,000	149,893
			7,403,503

COMMERCIAL PAPER — 6.04%
Straight-A Funding LLC 7/6/20121	0.18	50,016	50,015
Straight-A Funding LLC 7/9/20121	0.18	57,533	57,531
Straight-A Funding LLC 7/12/20121	0.14	50,000	49,998
Straight-A Funding LLC 7/19/20121	0.15	28,455	28,453
Straight-A Funding LLC 7/20/20121	0.15	26,000	25,998
Straight-A Funding LLC 7/24/20121	0.16	25,000	24,997
Straight-A Funding LLC 8/6/20121	0.18	34,800	34,793
Straight-A Funding LLC 9/18/20121	0.18	46,700	46,680
Bank of Nova Scotia 7/2/2012	0.08	200,000	199,999
Province of Ontario 7/27/2012	0.10	50,000	49,996
Province of Ontario 8/7/2012	0.11	60,000	59,993
Province of Ontario 8/21/2012	0.16	25,000	24,988
Export Development Canada 7/2/2012	0.13	50,000	50,000
Export Development Canada 9/5/2012	0.14	75,000	74,981
British Columbia (Province of) 7/9/2012	0.12	40,200	40,199
British Columbia (Province of) 7/16/2012	0.12	47,000	46,997
Québec (Province of) 7/12/20121	0.15	50,000	49,996
Québec (Province of) 8/22/20121	0.15	19,503	19,496
National Australia Funding (Delaware) Inc. 7/2/20121	0.07	64,400	64,399
U.S. Bank, N.A. 7/2/2012	0.14	50,000	49,999
Variable Funding Capital Company LLC 7/2/20121	0.25	40,000	39,999
Chariot Funding, LLC 7/2/20121	0.15	16,600	16,600
			1,106,107

DISCOUNT NOTES — 0.55%
International Bank for Reconstruction and Development 9/21/2012	0.13	100,000	99,979

Total investment securities (cost: $18,308,313,000)			18,308,942
Other assets less liabilities			4,025

Net assets			$18,312,967

1Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $508,955,000, which represented 2.78% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with Securities and Exchange Commission (“SEC”) rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$680
Gross unrealized depreciation on investment securities	(51)
Net unrealized appreciation on investment securities	629
Cost of investment securities for federal income tax purposes	18,308,313

An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.
MFGEFP-959-0812O-S32779

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2012